Retirement benefit obligations (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of defined benefit plans [abstract]
Disclosure of main actuarial assumptions used to measure the retirement benefit obligations	The main actuarial assumptions used to measure the retirement benefit obligations are as follows:

ACTUARIAL ASSUMPTIONS	YEAR ENDED DECEMBER 31, 2021	YEAR ENDED DECEMBER 31, 2022	YEAR ENDED DECEMBER 31, 2023
Retirement age	65 years for key management / 63 years for other employees	65 years for key management / 63 years for other employees	65 years for key management / 64 years for other employees
Collective agreement	Pharmaceutical industry	Pharmaceutical industry	Pharmaceutical industry
Discount Rate (IBoxx Corporates AA)	0.90%	3.65%	3.34%
Mortality rate table	INSEE 2016-2018	INSEE 2016-2018	INSEE 2016-2018
Salary increase rate	3.00% for key management / 2.55% for other employees	3.00% for key management / 2.55% for other employees	3.00%
Turnover rate	Decreasing from 5.80% at 20 years-old to 0.05% from 55 years-old	Decreasing from 5.80% at 20 years-old to 0.05% from 55 years-old	Decreasing from 5.80% at 20 years-old to 0.05% from 55 years-old
Employee contribution rate	45%	45%	45%

Disclosure of changes in projected benefit obligation	Changes in the projected benefit obligation for the periods presented were as follows:

(amounts in thousands of euros)	RETIREMENT BENEFIT OBLIGATIONS
AS OF JANUARY 1, 2021	745
Service cost	166
Interest cost	4
Benefits paid	(53)
Actuarial gains and losses	(169)
AS OF DECEMBER 31, 2021	693
Service cost	143
Interest cost	8
Benefits paid
Actuarial gains and losses	(235)
AS OF DECEMBER 31, 2022	610
Service cost	109
Interest cost	23
Benefits paid
Actuarial gains and losses	(112)
AS OF DECEMBER 31, 2023	629